Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 28, 2025	Dec. 31, 2024	Dec. 28, 2024
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Consolidated Statements of Operations	The impacts of the update to the presentation of certain indirect costs on the Company’s Consolidated Financial Statements for the period from January 1, 2024 through July 29, 2024 (Predecessor) and the years ended December 31, 2023 and 2022 (Predecessor) are reflected below under the Presentation Adjustment column.
Consolidated Statements of Operations
	Predecessor
	January 1, 2024 to July 29, 2024
	Prior Presentation	Restatement	As Restated	Presentation Adjustment	As Restated and Adjusted
Cost of revenue	521,484	—	521,484	(49,603)	471,881
Gross profit	112,382	—	112,382	49,603	161,985
Selling, general and administrative expenses	71,030	736	71,766	49,603	121,369
Provision (benefit) for income taxes	(8,946)	12,189	3,243	—	3,243
Net income (loss)	(2,778)	(12,925)	(15,703)	—	(15,703)
Foreign currency translation adjustments	(18,008)	4	(18,004)	—	(18,004)
Total other comprehensive income (loss)	(18,008)	4	(18,004)	—	(18,004)
Total comprehensive income (loss)	(20,786)	(12,921)	(33,707)	—	(33,707)

Basic income (loss) per Common Share	$(0.55)	$(2.58)	$(3.13)	$—	$(3.13)
Diluted income (loss) per Common Share	$(0.55)	$(2.58)	$(3.13)	$—	$(3.13)

	Predecessor
	Year ended December 31, 2023
	Prior Presentation	Presentation Adjustment	As Reported
Cost of revenue	$891,247	$(80,713)	$810,534
Gross profit	158,810	80,713	$239,523
Selling, general and administrative expenses	104,309	80,713	$185,022

	Predecessor
	Year ended December 31, 2022
	Prior Presentation	Presentation Adjustment	As Reported
Cost of revenue	$797,415	$(72,040)	$725,375
Gross profit	130,911	72,040	$202,951
Selling, general and administrative expenses	96,189	72,040	$168,229

Schedule of Consolidated Statement of Cash Flows
Condensed Consolidated Statements of Cash Flows
	Predecessor
	January 1, 2024 to July 29, 2024
	Prior Presentation	Restatement Adjustment	As Restated
Net income (loss)	$(2,778)	$(12,925)	$(15,703)
Deferred income taxes	(20,565)	12,189	(8,376)
Accrued expenses and other current liabilities	17,481	367	17,848
Other assets and liabilities	(4,516)	(1,235)	(5,751)
Net cash provided by operating activities	22,043	(1,604)	20,439
Acquisition of businesses, net of cash acquired	(46,280)	1,600	(44,680)
Net cash used in investing activities	(59,585)	1,600	(57,985)
Net effect of exchange rate fluctuations on cash and cash equivalents	(7,881)	4	(7,877)

Consolidated Financial Statements	These amounts are based on financial information of ASP Acuren and is not necessarily indicative of what Company’s operating results would have been had the Acuren Acquisition and related financing taken place on January 1, 2023.
	Successor December 31, 2024	Predecessor December 31, 2023
Net revenue	$1,097,393	$1,050,057
Net loss	(26,075)	(155,315)

NV5 Global, Inc. [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Consolidated Statements of Operations
	Fiscal Year Ended
	December 30, 2023
	As Reported	Adjustments	As Corrected
Gross revenues	$861,739	$(4,584)	$857,155

Direct costs:
Salaries and wages	215,608	—	215,608
Sub-consultant services	150,681	(468)	150,213
Other direct costs	65,088	—	65,088
Total direct costs	431,377	(468)	430,909

Gross profit	430,362	(4,116)	426,246

Operating expenses:
Salaries and wages, payroll taxes, and benefits	226,137	—	226,137
General and administrative	67,668	—	67,668
Facilities and facilities related	22,891	—	22,891
Depreciation and amortization	52,486	(2,909)	49,577
Total operating expenses	369,182	(2,909)	366,273

Income from operations	61,180	(1,207)	59,973

Interest expense	(12,970)	—	(12,970)

Income before income tax (expense) benefit	48,210	(1,207)	47,003
Income tax (expense) benefit	(3,597)	318	(3,279)
Net income	$44,613	$(889)	$43,724

Earnings per share:
Basic	$0.74	$(0.02)	$0.72
Diluted	$0.72	$(0.01)	$0.71

Weighted average common shares outstanding:
Basic	60,344,158	—	60,344,158
Diluted	61,897,301	—	61,897,301

Comprehensive income:
Net income	$44,613	$(889)	$43,724
Foreign currency translation losses, net of tax	(18)	—	(18)
Comprehensive income	$44,595	$(889)	$43,706

Schedule of Consolidated Statement of Cash Flows
	Fiscal Year Ended
	December 30, 2023
	As Reported	Adjustments	As Corrected
Cash flows from operating activities:
Net income	$44,613	$(889)	$43,724
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	58,020	(2,909)	55,111
Non-cash lease expense	13,562	—	13,562
Provision for doubtful accounts	1,261	—	1,261
Stock-based compensation	22,379	—	22,379
Change in fair value of contingent consideration	(9,280)	—	(9,280)
Gain on disposals of property and equipment	(694)	—	(694)
Other	(125)	—	(125)
Deferred income taxes	(25,709)	(421)	(26,130)
Amortization of debt issuance costs	758	—	758
Changes in operating assets and liabilities, net of impact of acquisitions:			—
Billed receivables	7,584	—	7,584
Unbilled receivables	(15,666)	110	(15,556)
Prepaid expenses and other assets	(2,292)	—	(2,292)
Accounts payable	(8,470)	(468)	(8,938)
Accrued liabilities and other long-term liabilities	(19,848)	103	(19,745)
Contingent consideration	(1,307)	—	(1,307)
Billings in excess of costs and estimated earnings on uncompleted contracts	(3,243)	4,474	1,231
Other current liabilities	664	—	664
Net cash provided by operating activities	62,207	—	62,207

Cash flows from investing activities:
Cash paid for acquisitions (net of cash received from acquisitions)	(189,345)	—	(189,345)
Proceeds from sale of assets	720	—	720
Purchase of property and equipment	(17,166)	—	(17,166)
Net cash used in investing activities	(205,791)	—	(205,791)

Cash flows from financing activities:
Borrowings from Senior Credit Facility	188,000	—	188,000
Payments of borrowings from Senior Credit Facility	(26,000)	—	(26,000)
Payments on notes payable	(11,071)	—	(11,071)
Payments of contingent consideration	(993)	—	(993)
Purchases of common stock tendered by employees to satisfy the required withholding taxes related to stock-based compensation	(81)	—	(81)
Net cash provided by financing activities	149,855	—	149,855
Effect of exchange rate changes on cash and cash equivalents	12	—	12

Net increase in cash and cash equivalents	6,283	—	6,283
Cash and cash equivalents – beginning of period	38,541	—	38,541
Cash and cash equivalents – end of period	$44,824	$—	$44,824

Schedule of Property Plant and Equipment, Estimated Useful Life	Leasehold improvements are amortized on a straight-line basis over the lesser of their estimated useful lives or the remaining terms of the related lease agreement.
Asset	Depreciation Period (in years)
Office furniture and equipment	4
Computer equipment	3
Survey and field equipment	5 - 15
Leasehold improvements	Lesser of the estimated useful lives or remaining term of the lease

Consolidated Financial Statements

The following tables reflect the effects of the correction on all impacted financial statement line items of the Company’s previously reported Consolidated Financial Statements presented in this Form 10-K:

	December 30, 2023
	As Reported	Adjustments	As Corrected
Assets
Current assets:
Cash and cash equivalents	$44,824	$—	$44,824
Billed receivables, net	152,593	—	152,593
Unbilled receivables, net	113,271	(1,967)	111,304
Prepaid expenses and other current assets	18,376	—	18,376
Total current assets	329,064	(1,967)	327,097
Property and equipment, net	50,268	—	50,268
Right-of-use lease assets, net	36,836	—	36,836
Intangible assets, net	226,702	(16,043)	210,659
Goodwill	524,573	25,225	549,798
Deferred income tax assets, net	—	6,388	6,388
Other assets	3,149	—	3,149
Total assets	$1,170,592	$13,603	$1,184,195

Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable	$54,865	$(468)	$54,397
Accrued liabilities	47,423	103	47,526
Billings in excess of costs and estimated earnings on uncompleted contracts	41,679	17,694	59,373
Other current liabilities	2,263	—	2,263
Current portion of contingent consideration	3,922	—	3,922
Current portion of notes payable and other obligations	9,267	—	9,267
Total current liabilities	159,419	17,329	176,748
Contingent consideration, less current portion	143	—	143
Other long-term liabilities	26,930	—	26,930
Notes payable and other obligations, less current portion	205,468	—	205,468
Deferred income tax liabilities, net	2,837	(2,837)	—
Total liabilities	394,797	14,492	409,289

Commitments and contingencies

Stockholders’ equity:
Preferred stock, $0.01 par value; 5,000,000 shares authorized, no shares issued and outstanding	—	—	—
Common stock, 0.01 par value; $180,000,000 shares authorized, 63,581,020 shares issued and outstanding as of December 30, 2023	636	—	636
Additional paid-in capital	507,779	—	507,779
Accumulated other comprehensive loss	(18)	—	(18)
Retained earnings	267,398	(889)	266,509
Total stockholders’ equity	775,795	(889)	774,906
Total liabilities and stockholders’ equity	$1,170,592	$13,603	$1,184,195

Schedule of Error Corrections and Prior Period Adjustments
	June 29, 2024
	As Reported	Adjustments	As Corrected
Assets
Current assets:
Cash and cash equivalents	$29,355	$—	$29,355
Billed receivables, net	161,894	—	161,894
Unbilled receivables, net	140,006	(8,399)	131,607
Prepaid expenses and other current assets	22,991	580	23,571
Total current assets	354,246	(7,819)	346,427
Property and equipment, net	55,675	—	55,675
Right-of-use lease assets, net	36,135	—	36,135
Intangible assets, net	237,789	(14,936)	222,853
Goodwill	543,708	25,225	568,933
Deferred income tax assets, net	4,744	8,713	13,457
Other assets	2,086	—	2,086
Total assets	$1,234,383	$11,183	$1,245,566

Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable	$61,870	$(1,655)	$60,215
Accrued liabilities	44,202	(448)	43,754
Billings in excess of costs and estimated earnings on uncompleted contracts	35,441	17,019	52,460
Other current liabilities	2,348	—	2,348
Current portion of contingent consideration	2,436	—	2,436
Current portion of notes payable and other obligations	8,537	—	8,537
Total current liabilities	154,834	14,916	169,750
Contingent consideration, less current portion	2,328	—	2,328
Other long-term liabilities	25,935	—	25,935
Notes payable and other obligations, less current portion	248,687	—	248,687

Total liabilities	431,784	14,916	446,700

Commitments and contingencies

Stockholders’ equity:
Preferred stock, $0.01 par value; 5,000,000 shares authorized, no shares issued and outstanding	—	—	—
Common stock, $0.01 par value; 180,000,000 shares authorized, 65,122,404 shares issued and outstanding as of June 29, 2024	652	—	652
Additional paid-in capital	526,929	—	526,929
Accumulated other comprehensive loss	(695)	—	(695)
Retained earnings	275,713	(3,733)	271,980
Total stockholders’ equity	802,599	(3,733)	798,866
Total liabilities and stockholders’ equity	$1,234,383	$11,183	$1,245,566
	Three Months Ended June 29,			Six Months Ended June 29,
	2024			2024
	As Reported	Adjustments	As Corrected	As Reported	Adjustments	As Corrected
Gross revenues	$236,326	$(5,020)	$231,306	$449,621	$(5,757)	$443,864

Direct costs:
Salaries and wages	61,390	—	61,390	117,845	—	117,845
Sub-consultant services	37,342	(1,539)	35,803	68,602	(1,187)	67,415
Other direct costs	14,323	—	14,323	27,074	—	27,074
Total direct costs	113,055	(1,539)	111,516	213,521	(1,187)	212,334

Gross profit	123,271	(3,481)	119,790	236,100	(4,570)	231,530

Operating expenses:
Salaries and wages, payroll taxes, and benefits	68,110	—	68,110	133,544	—	133,544
General and administrative	21,178	—	21,178	43,420	—	43,420
Facilities and facilities related	6,035	—	6,035	11,996	—	11,996
Depreciation and amortization	16,068	(427)	15,641	30,550	(1,107)	29,443
Total operating expenses	111,391	(427)	110,964	219,510	(1,107)	218,403

Income from operations	11,880	(3,054)	8,826	16,590	(3,463)	13,127

Interest expense	(4,606)	—	(4,606)	(8,797)	—	(8,797)

Income before income tax benefit	7,274	(3,054)	4,220	7,793	(3,463)	4,330
Income tax benefit	633	541	1,174	522	619	1,141
Net income	$7,907	$(2,513)	$5,394	$8,315	$(2,844)	$5,471

Earnings per share:
Basic	$0.13	$(0.04)	$0.09	$0.14	$(0.05)	$0.09
Diluted	$0.13	$(0.04)	$0.09	$0.13	$(0.04)	$0.09

Weighted average common shares outstanding:
Basic	61,451,298	—	61,451,298	61,259,951	—	61,259,951
Diluted	62,684,701	—	62,684,701	62,630,525	—	62,630,525

Comprehensive income:
Net income	$7,907	$(2,513)	$5,394	$8,315	$(2,844)	$5,471
Foreign currency translation losses, net of tax	(176)	—	(176)	(677)	—	(677)
Comprehensive income	$7,731	$(2,513)	$5,218	$7,638	$(2,844)	$4,794
	Six Months Ended June 29,
	2024
	As Reported	Adjustments	As Corrected
Cash flows from operating activities:
Net income	$8,315	$(2,844)	$5,471
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	33,635	(1,107)	32,528
Non-cash lease expense	6,401	—	6,401
Provision for doubtful accounts	723	—	723
Stock-based compensation	13,988	—	13,988
Gain on disposals of property and equipment	(644)	—	(644)
Other	204	—	204
Deferred income taxes	(7,712)	512	(7,200)
Amortization of debt issuance costs	370	—	370
Changes in operating assets and liabilities, net of impact of acquisitions:
Billed receivables	(4,674)	—	(4,674)
Unbilled receivables	(25,042)	6,432	(18,610)
Prepaid expenses and other assets	(1,619)	(580)	(2,199)
Accounts payable	4,555	(1,187)	3,368
Accrued liabilities and other long-term liabilities	(11,507)	(551)	(12,058)
Billings in excess of costs and estimated earnings on uncompleted contracts	(7,384)	(675)	(8,059)
Contingent consideration	(1,455)	—	(1,455)
Other current liabilities	88	—	88
Net cash provided by operating activities	8,242	—	8,242

Cash flows from investing activities:
Cash paid for acquisitions (net of cash received from acquisitions)	(53,947)	—	(53,947)
Proceeds from sale of assets	249	—	249
Purchase of property and equipment	(8,905)	—	(8,905)
Net cash used in investing activities	(62,603)	—	(62,603)
Cash flows from financing activities:

Borrowings from Senior Credit Facility	58,000	—	58,000
Payments on notes payable and other obligations	(5,274)	—	(5,274)
Payments of contingent consideration	(1,585)	—	(1,585)
Payments of borrowings from Senior Credit Facility	(12,000)	—	(12,000)
Net cash provided by financing activities	39,141	—	39,141

Effect of exchange rate changes on cash and cash equivalents	(249)	—	(249)

Net decrease in cash and cash equivalents	(15,469)	—	(15,469)
Cash and cash equivalents – beginning of period	44,824	—	44,824
Cash and cash equivalents – end of period	$29,355	$—	$29,355